UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     John Kornreich

Address:  767 Fifth Avenue, 45th Floor
          New York, New York 10153

13F File Number: 28-02461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kornreich
Title:  N/A
Phone:  212-754-8100

Signature, Place and Date of Signing:


  /s/ John Kornreich             New York, New York            May 13, 2004
-----------------------         --------------------            ------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    20,221
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                                         FORM 13F INFORMATION TABLE

                                                             VALUE      SHARES/ SH/ PUT/   INVSTMT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       x($1000)   PRN AMT PRN CALL   DISCRETN   MANAGERS   SOLE   SHARED  NONE
--------------                  --------------   -----       --------   ------- --- ----   --------   --------   ----   ------  ----
AMC ENTMT INC                   COM              001669100   614        40000   SH         SOLE       1          40000    0      0
BELO CORP                       COM SER A        80555105    1194       43000   SH         SOLE       1          43000    0      0
CABLEVISION SYS CORP            COM              12686C109   2168       94773   SH         SOLE       1          94773    0      0
COMCAST CORP NEW                CL A             20030N101   239        8310    SH         SOLE       1          8310     0      0
COMCAST CORP NEW                CL A SPL         20030N200   2451       88000   SH         SOLE       1          88000    0      0
COX COMMUNICATIONS INC NEW      CL A             224044107   1264       40000   SH         SOLE       1          40000    0      0
FOX ENTMT GROUP INC             CL A             35138T107   610        22500   SH         SOLE       1          22500    0      0
GRAY TELEVISION INC             COM              389375106   731        50000   SH         SOLE       1          50000    0      0
INSIGHT COMMUNICATIONS INC      CL A             45768V108   502        50000   SH         SOLE       1          50000    0      0
LIBERTY MEDIA CORP NEW          COM SER A        530718105   666        60792   SH         SOLE       1          60792    0      0
MEDIACOM COMMUNICATIONS CORP    CL A SPL         58446K105   201        25000   SH         SOLE       1          25000    0      0
NEWS CORP LTD                   SP ADR PFD       652487802   1665       52500   SH         SOLE       1          52500    0      0
NEXSTAR BROADCASTING GROUP I    CL A             65336K103   491        42000   SH         SOLE       1          42000    0      0
REGAL ENTMT GROUP               CL A             758766109   879        40000   SH         SOLE       1          40000    0      0
TIME WARNER INC                 COM              887317105   1774       105200  SH         SOLE       1          105200   0      0
TRIBUNE CO NEW                  COM              896047107   1765       35000   SH         SOLE       1          35000    0      0
UNITEDGLOBALCOM                 CL A             913247508   761        89600   SH         SOLE       1          89600    0      0
UNIVISION COMMUNICATIONS INC    CL A             914906102   330        10000   SH         SOLE       1          10000    0      0
VIACOM INC                      CL B             925524308   829        21150   SH         SOLE       1          21150    0      0
VODAFONE GROUP PLC NEW          SPONSORED ADR    92857W100   1087       45500   SH         SOLE       1          45500    0      0
                                                             20221

71200.0131 #483497